[Lincoln Letterhead]


May 2, 2001

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549


RE: Lincoln New York Account N for Variable Annuities
    Registration No. 333-37982


Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 18, 2001.


If there are any questions regarding this filing, please contact me at (219) 455-4197.



Sincerely,

/s/ Karen Putman


Karen Putman
Securities Fund Specialist
Lincoln Life